Schedule of issued capital (Details) - USD ($)		1 Months Ended	9 Months Ended				12 Months Ended
		Jul. 31, 2023	Mar. 31, 2025		Mar. 31, 2024		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Notes and other explanatory information [abstract]
Owners share capital, opening (1)		3,918,750	10,267,686		3,918,750		3,918,750		3,918,750		3,918,750
Issued and fully paid							1,315,000
Issue of shares from the conversion of the convertible notes (2)							4,706,794
Advisor Options exercised		327,142		[1]			327,142	[1]
Owners share capital, closing							10,267,686		3,918,750		3,918,750
Owners share capital, opening		$ 3,385,281 [2]	$ 46,779,703		$ 3,385,281	[2]	$ 3,385,281	[2]	$ 3,385,281	[2]	$ 3,385,281	[2]
Issued and fully paid from equity issuances			2,923,567	[3]			9,964,825	[3]
Share issue transaction costs net of tax							(1,174,911)
Issue of shares from the conversion of the convertible notes				[4]	$ 34,919,208		32,177,751	[4],[5]		[5]		[5]
Advisor Options exercised				[1]			2,426,757	[1],[6]		[6]		[6]
Owners share capital, closing			$ 52,155,342				$ 46,779,703		$ 3,385,281	[2]	$ 3,385,281	[2]
Owners share capital, opening		3,918,750	10,282,686		3,918,750		3,918,750
Issued and fully paid from equity issuances	[3]		1,140,388				1,315,000
Issued Shares fully paid in lieu of services			245,000
Issue of shares as consideration for business combination	[7]		315,789
Issue of shares from the conversion of the convertible notes	[4]						4,721,794
Options exercised	[8]		155,537
Owners share capital, closing			12,139,400				10,282,686		3,918,750
Share issue transaction costs							$ (1,174,911)
Issued Shares fully paid in lieu of services			1,003,761
Issue of shares as consideration for business combination	[7]		971,998
Options exercised	[8]		$ 476,313

[1]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.
[2]	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.
[3]	In November 2024, the Company issued 1,140,388 Ordinary Shares, relating to a placement of Ordinary Shares at USD$1.68, raising approximately USD$1,915,852.
[4]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
[5]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
[6]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.
[7]	In December 2024 we completed the acquisition BJJ Link refer Note 14 for further details
[8]	Included is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the certain triggers of which 150,000 shares vested immediately on execution of the Ambassador Agreement.